Note 16 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2019	2018
Commitments to originate loans	$10,184	$17,593
Unfunded commitments under lines of credit	15,181	14,569
Standby letters of credit	38	83